Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2016
Segment and geographic information
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2014
Non-interest revenue	¥505,911	¥77,354	¥637,987	¥183,514	¥1,404,766
Net interest revenue	6,005	3,126	127,110	5,335	141,576

Net revenue	511,916	80,480	765,097	188,849	1,546,342
Non-interest expenses	319,915	53,373	653,299	168,869	1,195,456

Income before income taxes	¥192,001	¥27,107	¥111,798	¥19,980	¥350,886

Year ended March 31, 2015
Non-interest revenue	¥471,565	¥88,802	¥626,228	¥282,542	¥1,469,137
Net interest revenue	4,940	3,552	163,639	(61,777)	110,354

Net revenue	476,505	92,354	789,867	220,765	1,579,491
Non-interest expenses	314,675	60,256	707,671	174,815	1,257,417

Income before income taxes	¥161,830	¥32,098	¥82,196	¥45,950	¥322,074

Year ended March 31, 2016
Non-interest revenue	¥429,948	¥91,014	¥571,322	¥211,453	¥1,303,737
Net interest revenue	5,686	4,395	148,955	(46,401)	112,635

Net revenue	435,634	95,409	720,277	165,052	1,416,372
Non-interest expenses	308,003	58,743	704,872	158,905	1,230,523

Income before income taxes	¥127,631	¥36,666	¥15,405	¥6,147	¥185,849

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Year ended March 31
	2014	2015	2016
Net gain related to economic hedging transactions	¥17,403	¥15,120	¥6,370
Realized gain (loss) on investments in equity securities held for operating purposes	4,428	4,725	187
Equity in earnings of affiliates	28,571	42,235	32,727
Corporate items	(38,772)	(20,119)	(52,314)
Other(1)	8,350	3,989	19,177

Total	¥19,980	¥45,950	¥6,147

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2014	2015	2016
Net revenue	¥1,546,342	¥1,579,491	¥1,416,372
Unrealized gain (loss) on investments in equity securities held for operating purposes	10,728	24,685	(20,691)

Consolidated net revenue	¥1,557,070	¥1,604,176	¥1,395,681

Non-interest expenses	¥1,195,456	¥1,257,417	¥1,230,523
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,195,456	¥1,257,417	¥1,230,523

Income before income taxes	¥350,886	¥322,074	¥185,849
Unrealized gain (loss) on investments in equity securities held for operating purposes	10,728	24,685	(20,691)

Consolidated income before income taxes	¥361,614	¥346,759	¥165,158

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2014	2015	2016
Net revenue(1):
Americas	¥262,684	¥207,859	¥219,857
Europe	232,735	201,278	145,808
Asia and Oceania	62,622	86,746	78,700

Subtotal	558,041	495,883	444,365
Japan	999,029	1,108,293	951,316

Consolidated	¥1,557,070	¥1,604,176	¥1,395,681

Income (loss) before income taxes:
Americas	¥29,472	¥(27,575)	¥(32,042)
Europe	(48,911)	(23,455)	(67,384)
Asia and Oceania	(5,247)	34,594	19,806

Subtotal	(24,686)	(16,436)	(79,620)
Japan	386,300	363,195	244,778

Consolidated	¥361,614	¥346,759	¥165,158

	March 31
	2014	2015	2016
Long-lived assets:
Americas	¥133,147	¥146,758	¥129,308
Europe	93,111	88,928	76,589
Asia and Oceania	16,163	14,891	13,485

Subtotal	242,421	250,577	219,382
Japan	281,780	274,202	247,425

Consolidated	¥524,201	¥524,779	¥466,807

(1)	There is no revenue derived from transactions with a single major external customer.